2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

               Rule 23c-2 Notice of Intention to Redeem Securities

                                       of

                       Lincoln National Income Fund, Inc.
                               One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 255-8864

                                    under the
                         Investment Company Act of 1940

                  Investment Company Act file number: 811-2264

(1) Title of the class of securities to be called or redeemed:

Variable Term Preferred Stock,  $1.00 par value,  liquidation  preference $1,000 per share (the "VTP") issued pursuant to the Articles Supplementary Establishing and Fixing the Rights and  Preferences of a Series of Shares of Preferred  Stock
of the Lincoln National Income Fund, Inc. (the "Articles Supplementary").

(2) Date on which the securities are to be called or redeemed:

February 10, 2005.  The VTP shares will be called for  redemption  pursuant to a notice  mailed on or about  January 11,  2005.  On or about  January  14,  2005,
Lincoln  National Income Fund, Inc. (the "Company") will deposit with the Paying
Agent (as defined in the  Articles  Supplementary)  for the VTP shares the funds equal to the  redemption  payment  for the VTP  shares  along  with  irrevocable instructions  and authority to pay the  redemption  price to the holders of such
VTP shares.  Payment to the holders of the VTP shares will occur on February 10,
2005. Pursuant to the terms of Part I, Article 3 of the Articles  Supplementary, on the date of such deposit with the Paying  Agent,  the VTP shares  relating to such deposit will no longer be deemed outstanding.

(3)  Applicable  provisions  of the governing  instrument  pursuant to which the securities are to be called or redeemed:

The VTP  shares  are to be redeem in  accordance  with Part I,  Article 3 of the
Articles  Supplementary,  the relevant portions of which are filed as an Exhibit to this Notice and are incorporated herein by reference.

(4) The  principal  amount  or number of  shares  and the basis  upon  which the securities to be redeem are to be selected:

The Company  will redeem all 40,000  outstanding  shares of the VTP. The Company will redeem the VTP shares in accordance  with Part I, Article 3 of the Articles
Supplementary.

Exhibit:

Part I, Article 3 of the Articles Supplementary of Lincoln National Income Fund,
Inc.

LINCOLN NATIONAL INCOME FUND, INC.

By: /s/David F. Connor
    Name: David F. Connor
    Title: Secretary

                                     EXHIBIT
               Part I, Section 3 of Articles Supplementary of the
                       Lincoln National Income Fund, Inc.

3.   Redemption.

     (a) (i) Subject to the  provisions  of this Section 3 and the 1940 Act, the shares of VIP may be redeemed at the option of the Corporation, in whole or from time to time in part, on the next succeeding Dividend Payment Date or such other
Dividend  Payment Date as may be specified by the  Corporation,  at a redemption price per share  equal to the sum of (1)  $1,000 per share in the case of a STAR
Term, (2) in the case of a Variable Term the  redemption  price per share (in no event less than $1,000) as  specified by the Term Agent in its related  Response to a Request for Variable Term, which may provide for a redemption premium,  and
(3) an amount  equal to the  accumulated  and unpaid  dividends  (whether or not earned or  declared)  through  the date  fixed  for  redemption  (the  "Optional
Redemption Price").

(ii) [Text Omitted]

(iii) [Text Omitted]

     (b) In the event of a redemption  pursuant to Section 3(a), the Corporation will file a notice of the intention to redeem with the  Securities  and Exchange
Commission  so as to provide at least the  minimum  notice  required  under Rule
23c-2 under the 1940 Act. In addition, the Corporation shall deliver a notice of redemption  (the  "Notice of  Redemption")  to the Paying Agent  containing  the information set forth below (i) in the case of an optional  redemption  pursuant to subparagraph (a)(i) above or a mandatory  redemption pursuant to subparagraph
(a)(iii)  above,  on or prior to the  thirtieth day preceding the date fixed for redemption,  and  (ii)  in  the  case  of a  mandatory  redemption  pursuant  to subparagraph (a)(ii) above, within 5 Business Days after the relevant Cure Date.
In the case of an optional  redemption  pursuant to paragraph  (a)(i) above, the
Corporation shall not deliver a Notice of Redemption unless the Corporation has, as of such date, Deposit  Securities equal to the aggregate Optional  Redemption
Price of the shares of VTP to be redeemed and will have,  after giving effect to the  redemption,  Eligible  Assets at least  equal to the VTP Basic  Maintenance
Amount. In the event the Corporation obtains appropriate  exemptive or no-action relief form the  Securities  and Exchange  Commission the number of days' notice required for a redemption  as set forth in the  preceding  two  sentences may be reduced  by the  Board of  Directors  of the  Corporation  to not less  than two
Business  Days;  provided,  that each of Moody's and S&P (if Moody's and S&P are then rating the VTP) has agreed in writing  that such  revised  notice would not adversely  affect its then current ratings of the VTP. The Paying Agent will use its reasonable  efforts to provide telephonic notice to each Holder of shares of
VTP called for  redemption  not later than the close of  business  on the day on which the Paying Agent receives Notice of Redemption  from the Corporation  (or, during a Default Period with respect to such shares, not later than the close of business on the Business Day  immediately  following the day on which the Paying
Agent  receives  Notice of Redemption  from the  Corporation).  The Paying Agent shall  promptly  in writing  not later than the close of  business  on the third
Business Day preceding the  redemption  date provide the Notice of Redemption to each Holder of record (as of the record date set by the Board of  Directors)  of shares of VTP called for  redemption,  the Auction Agent (if different  from the
Paying  Agent)  and the  Securities  Depository.  Notice of  Redemption  will be addressed to the registered  owners of the VTP at their  addresses  appearing on the share records of the  Corporation.  Such Notice of Redemption will set forth
(i) the  redemption  date,  (ii) the number and  identity of shares of VTP to be redeemed,  (iii) the  redemption  price  (specifying  the amount of  accumulated dividends  to be  included  therein),  (iv) that  dividends  on the shares to be redeemed will cease to accumulate on such redemption date, and (v) the provision under which  redemption  shall be made. No defect in the Notice of Redemption or in the transmittal or mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law. If fewer than all shares held by any Holder are to be redeemed, the Notice of Redemption mailed to such Holder shall also specify the number of shares to be redeemed for such Holder.

     (c) The Corporation will pay,  together with the Optional  Redemption Price or Mandatory  Redemption Price, an amount equal to the accumulated  dividends on the  shares  of VTP to be  redeemed,  whether  or not such  dividends  have been declared,  through the Redemption  Date;  provided,  however,  that the forgoing shall not prevent the purchase or acquisition of all  Outstanding  shares of VTP pursuant  to the  successful  completion  of an  otherwise  lawful  purchase  or exchange  offer  made on the same  terms to,  and  accepted  by,  Holders of all
Outstanding shares of VTP.

     (d) Upon the deposit of funds  sufficient  to redeem shares of VTP with the
Paying Agent and the giving of the Notice of Redemption  under  paragraph (b) of this  Section 3,  dividends on such shares  shall cease to  accumulate  and such shares shall no longer be deemed to be Outstanding  for any purpose  (including, without  limitation,  for purposes of calculating  whether the  Corporation  has maintained the requisite VTP Basic  Maintenance  Amount,  the 1940 Act VTP Asset
Coverage or the Minimum  Liquidity  Level),  and all rights of the Holder of the shares so called for redemption  shall cease and terminate,  except the right of such Holder to receive the Redemption  Price,  but without any interest or other additional amount, except as provided in Section 2(c)(ii).  The Redemption Price shall be paid by the Paying Agent to the nominee of the  Securities  Depository.
The  Corporation  shall be entitled to receive from the Paying  Agent,  promptly after the date fixed for redemption, any cash deposited with the Paying Agent in excess of (i) the  aggregate  Redemption  Price of the  shares of VTP called for redemption on such date and (ii) all other amounts to which Holders of shares of
VTP called for  redemption  may be  entitled.  Any funds so  deposited  that are unclaimed at the end of one year from such  redemption date shall, to the extent permitted by law, be repaid to the Corporation,  after which time the Holders of shares of VTP so called  for  redemption  may look only to the  Corporation  for payment  of the  Redemption  Price and all other  amounts  to which  they may be entitled.  The Corporation shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the funds so deposited.

     (e) To the extent that any  redemption  for which Notice of Redemption  has been  given is not made by reason of the  absence  of  legally  available  funds therefor,  such  redemption  shall be made as soon as  practicable to the extent such funds become available.  Failure to redeem shares of VTP shall be deemed to exist at any time  after  the  date  specified  for  redemption  in a Notice  of
Redemption when the Corporation shall have failed, for any reason whatsoever, to deposit in trust with the Paying Agent the Redemption  Price with respect to any shares for which such Notice of Redemption has been given.  Notwithstanding  the fact that the Corporation may not have redeemed shares of VTP for which a Notice of  Redemption  has been given,  dividends may be declared and paid on shares of
VTP and shall  include  those shares of VTP for which Notice of  Redemption  has been given.

     (f) All moneys paid to the Paying Agent for payment of the Redemption Price of shares of VTP call for redemption  shall be held in trust by the Paying Agent for the benefit of Holders of shares so to be redeemed.

     (g) So long as any  shares of VTP are held of record by the  nominee of the
Securities Depository,  the redemption price for such shares will be paid on the redemption date to the nominee of the Securities  Depository for distribution to
Agent Members for distribution to the persons for whom they are acting as agent.

     (h)  Notwithstanding  the provisions for redemption  described  above,  any redemption  made by the Corporation  during a period when the  requirement  that shares  of VTP be  held  in  Units  remains  in  effect  shall  be  made  by the
Corporation only in whole Units.

     (i) Except for the provisions  described  above,  nothing  contained in the
Articles  limits any legal right of the  Corporation  to  purchase or  otherwise acquire any shares of VTP outside of an Auction at any price,  whether higher or lower than the Optional  Redemption Price or the Mandatory  Redemption Price, so
long as, at the time of any such purchase,  there is no arrearage in the payment of dividends on, or the Mandatory or Optional  Redemption Price with respect to, any shares of VTP and the  Corporation  is in  compliance  with the 1940 Act VTP
Asset  Coverage and has Eligible  Assets with an aggregate  Discounted  Value at least equal to the VTP Basic  Maintenance  Amount  after  giving  affect to such purchase or  acquisition  on the date hereof.  Any shares  which are  purchased, redeemed or otherwise  acquired by the Corporation  shall have no voting rights.
If fewer  than all the  outstanding  shares  of VTP are  redeemed  or  otherwise acquired  by  the  Corporation,  the  Corporation  shall  give  notice  of  such transaction to the Auction Agent in accordance  with the procedures  agreed upon by the Board of Directors.

     (j) In the case of any  redemption  pursuant to this  Section 3, only whole shares of VTP shall be  redeemed,  and in the event  that any  provision  of the
Articles would require redemption of a fractional share, the Auction Agent shall be authorized to round up so that only whole shares are redeemed.